Quarterly Holdings Report
for
Fidelity® Natural Resources Fund
May 31, 2022
NAT-NPRT1-0722
1.802184.118
Common Stocks - 99.7%
	Shares	Value ($)
Chemicals - 1.1%
Fertilizers & Agricultural Chemicals - 1.1%
Nutrien Ltd.	98,700	9,645,655
Containers & Packaging - 3.3%
Metal & Glass Containers - 1.6%
Crown Holdings, Inc.	134,400	14,036,736
Paper Packaging - 1.7%
Avery Dennison Corp.	44,400	7,661,664
Sealed Air Corp.	126,700	7,878,206
		15,539,870
TOTAL CONTAINERS & PACKAGING		29,576,606
Energy Equipment & Services - 10.7%
Oil & Gas Drilling - 0.6%
Helmerich & Payne, Inc.	92,000	4,632,200
Valaris Ltd. (a)	15,900	945,255
		5,577,455
Oil & Gas Equipment & Services - 10.1%
Aker Solutions ASA	905,604	3,571,148
Halliburton Co.	766,000	31,023,000
Hunting PLC	772,900	3,228,582
Liberty Oilfield Services, Inc. Class A (a)	587,800	9,563,506
Nextier Oilfield Solutions, Inc. (a)	418,000	4,556,200
Schlumberger Ltd.	454,100	20,870,436
Secure Energy Services, Inc.	317,100	1,850,178
TechnipFMC PLC (a)	628,400	5,178,016
U.S. Silica Holdings, Inc. (a)	339,300	5,998,824
Weatherford International PLC (a)	128,535	4,349,624
		90,189,514
TOTAL ENERGY EQUIPMENT & SERVICES		95,766,969
Metals & Mining - 14.4%
Aluminum - 0.2%
Norsk Hydro ASA	275,700	2,212,286
Copper - 8.1%
First Quantum Minerals Ltd.	788,400	22,825,796
Freeport-McMoRan, Inc.	1,279,300	49,995,044
		72,820,840
Diversified Metals & Mining - 4.0%
Glencore Xstrata PLC	4,863,800	32,079,599
Ivanhoe Mines Ltd. (a)	460,723	3,511,381
		35,590,980
Gold - 2.1%
Franco-Nevada Corp.	77,900	11,020,000
Royal Gold, Inc.	65,700	7,429,356
		18,449,356
TOTAL METALS & MINING		129,073,462
Oil, Gas & Consumable Fuels - 70.2%
Coal & Consumable Fuels - 0.4%
Peabody Energy Corp. (a)	161,100	3,803,571
Integrated Oil & Gas - 25.7%
Cenovus Energy, Inc.	1,318,900	30,558,913
Exxon Mobil Corp.	1,538,000	147,648,001
Imperial Oil Ltd.	943,800	51,695,034
		229,901,948
Oil & Gas Exploration & Production - 33.4%
Antero Resources Corp. (a)	614,200	26,336,896
Canadian Natural Resources Ltd.	1,214,900	80,584,317
Harbour Energy PLC (b)	633,860	3,068,709
Hess Corp.	500,000	61,535,000
Kosmos Energy Ltd. (a)	2,904,300	22,479,282
Marathon Oil Corp.	599,700	18,848,571
MEG Energy Corp. (a)	2,346,312	40,940,116
Range Resources Corp. (a)	217,500	7,384,125
Tourmaline Oil Corp.	610,000	37,655,690
		298,832,706
Oil & Gas Refining & Marketing - 9.0%
CVR Energy, Inc.	106,400	3,663,352
Delek U.S. Holdings, Inc. (a)	207,700	6,056,532
Phillips 66 Co.	246,316	24,831,116
Valero Energy Corp.	352,200	45,645,120
		80,196,120
Oil & Gas Storage & Transport - 1.7%
Genesis Energy LP	1,224,848	14,992,140
TOTAL OIL, GAS & CONSUMABLE FUELS		627,726,485
TOTAL COMMON STOCKS (Cost $621,847,921)		891,789,177

Money Market Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (c)	687,718	687,855
Fidelity Securities Lending Cash Central Fund 0.82% (c)(d)	69,111	69,118
TOTAL MONEY MARKET FUNDS (Cost $756,973)		756,973

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $622,604,894)	892,546,150
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,233,298
NET ASSETS - 100.0%	894,779,448

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	5,185,303	87,213,524	91,710,972	3,366	-	-	687,855	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	18,439,385	32,065,960	50,436,227	27,206	-	-	69,118	0.0%
Total	23,624,688	119,279,484	142,147,199	30,572	-	-	756,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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